Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables
Schedule of analysis of trade and other receivables

(€ million)	December 31, 2020	December 31, 2019
Trade receivables	7,087	8,519
Receivables from divestments	21	30
Receivables from joint ventures in exploration and production activities	2,293	2,637
Other receivables	1,525	1,687
	10,926	12,873

Schedule of credit risk exposure and expected losses relating to trade and other receivables based on internal ratings

Credit risk exposure and expected losses relating to trade and other receivables has been prepared on the basis of internal ratings as follows:

					Eni gas
	Performing receivables			Defaulted	e luce
(€ million)	Low risk	Medium Risk	High Risk	receivables	customers	Total
December 31, 2020
Business customers	1,398	2,746	432	1,351		5,927
National Oil Companies and public administrations	841	620	7	2,653		4,121
Other counterparties	1,243	450	28	141	2,173	4,035
Gross amount	3,482	3,816	467	4,145	2,173	14,083
Allowance for doubtful accounts	(32)	(21)	(29)	(2,429)	(646)	(3,157)
Net amount	3,450	3,795	438	1,716	1,527	10,926
Expected loss (% net of counterpart risk mitigation factors)	0.9	0.6	6.2	58.6	29.7	22.4
December 31, 2019
Business customers	1,922	2,882	840	1,396		7,040
National Oil Companies and public administrations	1,201	472	244	2,710		4,627
Other counterparties	1,646	103	381	217	2,105	4,452
Gross amount	4,769	3,457	1,465	4,323	2,105	16,119
Allowance for doubtful accounts	(13)	(4)	(16)	(2,547)	(666)	(3,246)
Net amount	4,756	3,453	1,449	1,776	1,439	12,873
Expected loss (% net of counterpart risk mitigation factors)	0.3	0.1	1.1	58.9	31.6	20.1

Schedule of provision matrix

	Ageing
	Not-past	from 0	from 3	from 6	over
(€ million)	due	to 3 months	to 6 months	to 12 months	12 months	Total
December 31, 2020
Customers - Eni gas e luce:
- Retail	1,155	105	50	102	366	1,778
- Middle	75	16	3	8	232	334
- Other	61					61
Gross amount	1,291	121	53	110	598	2,173
Allowance for doubtful accounts	(46)	(23)	(22)	(57)	(498)	(646)
Net amount	1,245	98	31	53	100	1,527
Expected loss (%)	3.6	19.0	41.5	51.8	83.3	29.7
December 31, 2019
Customers - Eni gas e luce:
- Retail	991	105	60	86	376	1,618
- Middle	93	29	4	14	263	403
- Other	76	3	1	2	2	84
Gross amount	1,160	137	65	102	641	2,105
Allowance for doubtful accounts	(16)	(27)	(26)	(49)	(548)	(666)
Net amount	1,144	110	39	53	93	1,439
Expected loss (%)	1.4	19.7	40.0	48.0	85.5	31.6

Schedule of trade and other receivables net of valuation allowance for doubtful accounts

(€ million)	2020	2019
Allowance for doubtful accounts - beginning of the year	3,246	3,150
Additions on trade and other performing receivables	112	95
Additions on trade and other defaulted receivables	231	525
Deductions on trade and other performing receivables	(82)	(119)
Deductions on trade and other defaulted receivables	(275)	(484)
Other changes	(75)	79
Allowance for doubtful accounts - end of the year	3,157	3,246

Schedule of net (impairment losses) reversals of trade and other receivables

Net (impairment losses) reversals of trade and other receivables are disclosed as follows:

(€ million)	2020	2019	2018
Net (impairment losses) reversals of trade and other receivables
New or increased provisions	(343)	(620)	(498)
Net credit losses	(36)	(45)	(37)
Reversals	153	233	120
	(226)	(432)	(415)